CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	May 31, 2012		May 31, 2011		May 31, 2010
Net Sales	$ 3,777,416	[1]	$ 3,381,841	[1]	$ 3,412,716	[1]
Cost of Sales	2,235,153		1,980,974		1,977,341
Gross Profit	1,542,263		1,400,867		1,435,375
Selling, General and Administrative Expenses	1,155,714		1,058,466		1,110,102
Net Loss Upon Deconsolidation of SPHC					7,946
Interest expense	72,045		65,427		59,273
Investment (Income), Net	(4,186)		(15,682)		(7,576)
Other (Income), Net	(9,599)		(2,397)		(2,824)
Income before income taxes	328,289	[2]	295,053	[2]	268,454	[2]
Provision for income taxes	94,526		91,885		87,327
Net Income	233,763		203,168		181,127
Less: Net Income Attributable to Noncontrolling Interests	17,827		14,110		1,090
Net income	$ 215,936		$ 189,058		$ 180,037
Average Number of Shares of Common Stock Outstanding:
Basic	128,130		127,403		127,047
Diluted	128,717		128,066		127,731
Earnings per Share of Common Stock Attributable to RPM International Inc. Stockholders:
Basic	$ 1.65		$ 1.46		$ 1.40
Diluted	$ 1.65		$ 1.45		$ 1.39
Cash Dividends Declared per Share of Common Stock	$ 0.855		$ 0.835		$ 0.815

[1]	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
[2]	The presentation includes a reconciliation of Income (Loss) Before Income Taxes, a measure defined by Generally Accepted Accounting Principles (GAAP) in the United States, to EBIT.